Private Placement (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 14, 2022	Jun. 30, 2023	Dec. 31, 2022	Apr. 12, 2023
Private Placement (Details) [Line Items]
Aggregate of warrants (in Shares)		8,037,500
Warrants price per share		$ 1	$ 1
Aggregate purchased amount (in Dollars)		$ 8,037,500	$ 8,037,500
Shares issued, price per share	$ 10.2
Percentage of obligation to redeem		100.00%
Price per share				$ 0.026
Business combination description			The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their founder shares and Public Shares in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their founder shares and Public Shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period.
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchased amount (in Dollars)			$ 8,037,500
Sale of shares (in Shares)	2,250,000
Shares issued, price per share	$ 10
Gross proceeds (in Dollars)	$ 22,500,000
Price per share	$ 10
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Common stock price per share		$ 11.5	$ 11.5